CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Statement of Financial Position [Abstract]
Net of discount	$ 0	$ 123,813
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	475,000	5,000,000
Preferred stock, shares outstanding	475,000	5,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	2,500,000,000	2,500,000,000
Common stock, shares issued	332,488,710	14,828,595
Common stock, shares outstanding	332,488,710	14,828,595